Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets

7.Intangible assets

AC Immune’s acquired IPR&D asset is a clinically-validated active vaccine candidate for the treatment of Parkinson’s disease. The asset is not yet ready for use until the asset obtains market approval. The carrying amount and net book value are detailed below:

	As of December 31, 2022			As of December 31, 2021
	Gross			Gross
	carrying	Accumulated	Net book	carrying	Accumulated	Net book
In CHF thousands	amount	amortization	value	amount	amortization	value
Acquired IPR&D asset	50,416	—	50,416	50,416	—	50,416
Total intangible assets	50,416	—	50,416	50,416	—	50,416

In accordance with IAS 36 Impairment of Assets, the IPR&D asset is reviewed at least annually for impairment by assessing the fair value less costs to sell (recoverable amount) and comparing this to the carrying value of the asset. The valuation is considered to be Level 3 in the fair value hierarchy in accordance with IFRS 13 Fair Value Measurement due to unobservable inputs used in the valuation. The Company has determined the IPR&D asset was not impaired as of December 31, 2022 and 2021, respectively.

The key assumptions used in the valuation model in accordance with an income approach to determine the recoverable amount include observable and unobservable key inputs as follows:

●	Anticipated research and development costs;
●	Anticipated costs of goods and sales and marketing expenditures;
●	Probability of achieving clinical and regulatory development milestones in accordance with certain industry benchmarks;
●	Target indication prevalence and incidence rates;
●	Anticipated market share;
●	General commercialization expectations such as anticipated pricing and uptake;
●	Expected patent life and market exclusivity periods; and
●	Other metrics such as the tax rate.

The Company’s valuation model calculates the risk-adjusted, net cash flows through the projected period of market exclusivity across target sales regions. The Company uses a discount rate of 17% (15% for 2021), based on the assumed cost of capital for the Company over the forecast period.

See “Note 6. Asset acquisition” for further details.